Average Annual Total Returns		12 Months Ended	14 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no fees or expenses)
Average Annual Return, Percent		25.02%	31.46%
TBG Dividend Focus ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.71%	27.30%
Performance Inception Date	Nov. 06, 2023
TBG Dividend Focus ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.00%	26.52%
TBG Dividend Focus ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		12.70%	20.81%